COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments under non-cancelable operating leases agreements

        As of December 31, 2014, total future minimum lease payments under non-cancelable operating leases agreements are as follows,

	RMB	USD
2015	5,029,039	818,355
2016	751,543	122,296

	5,780,582	940,651